Aggregate Amortized Cost and Fair Value of AFS by contractual Maturity (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 4,779,077,000	$ 5,052,278,000
Investment securities available-for-sale, at fair value	5,009,823,000	5,236,852,000	6,694,714,000
Subtotal Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	4,772,483,000
Investment securities available-for-sale, at fair value	5,002,907,000
Equity securities (without contractual maturity)
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	6,594,000	8,722,000
Investment securities available-for-sale, at fair value	6,916,000	9,475,000	7,790,000
Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	95,314,000
Investment securities available-for-sale, at fair value	97,706,000
More Than One And Within Five Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	715,417,000
Investment securities available-for-sale, at fair value	745,594,000
More Than Five And Within Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	366,466,000
Investment securities available-for-sale, at fair value	379,474,000
More Than Ten Years From Balance Sheet Date [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	3,595,286,000
Investment securities available-for-sale, at fair value	$ 3,780,133,000